GOODWILL AND OTHER INTANGIBLES GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Balance at beginning of year	$4,094	$4,094	$4,131
Impairment	—	—	(37)
Disposal of SI Trust Servicing	(643)	—	—
Balance at end of year	$3,451	$4,094	$4,094

Schedule of Finite-Lived Intangible Assets
Core deposit intangibles are summarized as follows:

	Years Ended December 31,
	2012	2011
	(In Thousands)
Core deposit intangible	$159	$159
Accumulated amortization	(159)	(148)
Core deposit intangible, net	$—	$11